Annual Total Returns[BarChart] - PSF PGIM Jennison Focused Blend Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.17%)	11.04%	29.88%	7.15%	6.27%	1.61%	30.28%	(5.35%)	28.93%	30.92%